UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-8411
                                  ----------------------------------------------

                            The James Advantage Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         1349 Fairground Road, Beavercreek, Ohio 45385
--------------------------------------------------------------------------------
         (Address of principal executive offices)         (Zip code)

         Barry R. James, P.O. Box 8, Alpha, Ohio, 45301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (937) 426-7640
                                                   -----------------------------

Date of fiscal year end:   6/30
                        ---------------

Date of reporting period:  9/30/04
                         --------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

THE JAMES ADVANTAGE FUNDS
THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
====================================================================================
   SHARES    COMMON STOCKS -- 54.8%                                        VALUE
------------------------------------------------------------------------------------
             BASIC MATERIALS -- 3.8%
    30,000   Barrick Gold Corporation ...............................   $   631,200
    35,650   Methanex Corporation ...................................       537,246
    42,000   Newmont Mining Corporation .............................     1,912,260
    10,000   RPM International, Inc .................................       176,500
                                                                        -----------
                                                                          3,257,206
                                                                        -----------
             CONSUMER, CYCLICAL -- 5.8%
    18,000   AnnTaylor Stores Corporation* ..........................       421,200
    14,000   Barnes & Noble, Inc.* ..................................       518,000
    20,000   CBRL Group, Inc ........................................       721,600
    21,000   Central Garden & Pet Company* ..........................       643,020
     9,000   General Motors Corporation .............................       382,320
    30,000   Hartmarx Corporation* ..................................       222,600
    34,500   Jarden Corporation* ....................................     1,258,905
     4,500   The Black & Decker Corporation .........................       348,480
    21,000   The Pantry, Inc.* ......................................       528,570
                                                                        -----------
                                                                          5,044,695
                                                                        -----------
             CONSUMER, NON-CYCLICAL -- 14.8%
     7,000   Aetna, Inc .............................................       699,510
    12,000   Bristol-Myers Squibb Company ...........................       284,040
    60,000   Coventry Health Care, Inc.* ............................     3,202,199
    27,000   DaVita, Inc.* ..........................................       841,050
    10,000   Dynamex, Inc.* .........................................       172,400
    11,500   John B. Sanfilippo & Son, Inc.* ........................       301,300
    36,000   Mine Safety Appliances Company .........................     1,465,920
    15,000   Par Pharmaceutical Cos, Inc.* ..........................       538,950
    37,234   PolyMedica Corporation .................................     1,146,807
    12,000   Res-Care, Inc.* ........................................       142,200
    18,000   Sanderson Farms, Inc ...................................       602,100
    18,000   Sierra Health Services, Inc.* ..........................       862,740
    35,300   Supervalu, Inc .........................................       972,515
    16,000   The Toro Company .......................................     1,092,800
    25,000   TRM Corporation* .......................................       476,250
                                                                        -----------
                                                                         12,800,781
                                                                        -----------
             ENERGY -- 7.6%
    18,500   Alliance Resource Partners, L.P ........................     1,029,895
    11,000   Amerada Hess Corporation ...............................       979,000
    21,800   Apache Corporation .....................................     1,092,398
    12,940   ChevronTexaco Corporation ..............................       694,102
    15,000   Devon Energy Corporation ...............................     1,065,150
    15,000   EOG Resources, Inc .....................................       987,750
    10,000   Exxon Mobil Corporation ................................       483,300
     5,000   Kerr-McGee Corporation .................................       286,250
                                                                        -----------
                                                                          6,617,845
                                                                        -----------

THE JAMES ADVANTAGE FUNDS
THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
====================================================================================
 SHARES    COMMON STOCKS -- 54.8% (CONTINUED)                              VALUE
------------------------------------------------------------------------------------
             FINANCIAL -- 6.9%
    15,000   Allstate Corporation ...................................   $   719,850
     8,000   Bank of America Corporation ............................       346,640
    11,000   Bear Stearns Companies, Inc ............................     1,057,870
    28,500   RenaissanceRe Holdings, Ltd ............................     1,470,030
    37,500   Rent-A-Center, Inc.* ...................................       969,750
    22,000   Stewart Information Services Corporation ...............       866,800
    14,000   W.R. Berkley Corporation ...............................       590,240
                                                                        -----------
                                                                          6,021,180
                                                                        -----------
             INDUSTRIAL -- 5.1%
    16,000   Ball Corporation .......................................       598,880
    20,000   BorgWarner, Inc ........................................       865,800
    15,000   Briggs & Stratton Corporation ..........................     1,218,000
     3,000   Caterpiller, Inc .......................................       241,350
    15,000   Deere & Company ........................................       968,250
    10,500   Middleby Corporation ...................................       552,825
                                                                        -----------
                                                                          4,445,105
                                                                        -----------
             TECHNOLOGY -- 3.2%
    65,000   Catalyst Semiconductor, Inc.* ..........................       386,750
     5,000   Hutchinson Technology, Inc.* ...........................       133,650
    21,000   Komag, Inc.* ...........................................       291,900
    15,000   Moog, Inc. - Class A* ..................................       544,500
    11,000   Nextel Communications - Class A* .......................       262,240
    33,000   THQ, Inc.* .............................................       642,180
    20,000   WESCO International, Inc.* .............................       485,000
                                                                        -----------
                                                                          2,746,220
                                                                        -----------
             UTILITIES -- 6.2%
    60,000   CenterPoint Energy, Inc ................................       621,600
    21,000   DPL, Inc ...............................................       432,180
    53,000   Edison International ...................................     1,405,030
    35,400   Energen Corporation ....................................     1,824,870
    10,000   NiSource, Inc ..........................................       210,100
    17,000   TALK America Holdings, Inc.* ...........................        88,910
    16,500   TXU Corporation ........................................       790,680
                                                                        -----------
                                                                          5,373,370
                                                                        -----------
             INTERNATIONAL EQUITY FUNDS -- 1.4%
    12,000   Chile Fund, Inc ........................................       165,120
    10,000   Greater China Fund, Inc ................................       154,900
    20,000   iShares MSCI Australia Index Fund ......................       290,800
    24,000   iShares MSCI Japan Index Fund ..........................       232,800
    20,000   iShares MSCI Malaysia Index Fund .......................       134,600
     8,000   iShares MSCI Spain Index Fund ..........................       229,520
                                                                        -----------
                                                                          1,207,740
                                                                        -----------

             TOTAL COMMON STOCKS ....................................   $47,514,142
                                                                        -----------

THE JAMES ADVANTAGE FUNDS
THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
====================================================================================
PAR VALUE    U.S. GOVERNMENT & AGENCY BONDS -- 41.6%                      VALUE
------------------------------------------------------------------------------------
$3,500,000   U.S. Treasury Notes, 3.500%, 11/15/06 ..................   $ 3,561,387
 6,000,000   U.S. Treasury Notes, 6.250%, 2/15/07 ...................     6,484,218
 3,000,000   U.S. Treasury Notes, 6.625%, 5/15/07 ...................     3,289,569
 2,500,000   U.S. Treasury Notes, 3.250%, 8/15/07 ...................     2,527,638
 4,000,000   U.S. Treasury Notes, 6.000%, 8/15/09 ...................     4,471,564
 2,000,000   Federal Farm Credit Bank, 5.950%, 3/16/09 ..............     2,186,176
 1,000,000   U.S. Treasury Bonds, 10.000%, 5/15/10 ..................     1,048,086
 2,500,000   U.S. Treasury Bonds, 5.000%, 2/15/11 ...................     2,687,793
 2,000,000   U.S. Treasury Bonds, 4.875%, 2/15/12 ...................     2,131,406
 1,000,000   U.S. Treasury Bonds, 3.875%, 2/15/13 ...................       993,750
 6,200,000   U.S. Treasury Bonds, 5.375%, 2/15/31 ...................     6,641,749
                                                                        -----------
              TOTAL U.S. GOVERNMENT & AGENCY BONDS ..................   $36,023,336
                                                                        -----------

====================================================================================
PAR VALUE    CORPORATE BONDS -- 2.5%                                       VALUE
------------------------------------------------------------------------------------
$  500,000   General Electric Capital Corporation, 7.875%, 12/1/06 ..   $   549,376
   500,000   Barrick Gold Finance, Inc., 7.500%, 5/1/07 .............       549,677
   500,000   Tennessee Valley Authority, 5.625%, 1/18/11 ............       542,131
   500,000   Anheuser-Busch Companies, Inc., 6.000%, 4/15/11 ........       549,512
                                                                        -----------
             TOTAL CORPORATE BONDS ..................................   $ 2,190,696
                                                                        -----------

====================================================================================
  SHARES     SHORT TERM INVESTMENTS -- 0.7%                                VALUE
------------------------------------------------------------------------------------
   564,307   First American Treasury Obligations Fund ...............   $   564,307
                                                                        -----------

             TOTAL INVESTMENT SECURITIES -- 99.6%
             (Amortized Cost $68,079,202) ...........................   $86,292,481
                                                                        -----------

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4% ..........       351,324
                                                                        -----------

             NET ASSETS -- 100.0% ...................................   $86,643,805
                                                                        ===========

* Non-income producing security.

See accompanying Notes to Schedules of Investments.

THE JAMES ADVANTAGE FUNDS
THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
====================================================================================
  SHARES     COMMON STOCKS -- 99.0%                                        VALUE
------------------------------------------------------------------------------------
             BASIC MATERIALS -- 4.5%
     3,800   Bandag, Inc ............................................   $   166,440
       910   Octel Corporation ......................................        19,328
    12,300   Schnitzer Steel Industries, Inc. - Class A .............       397,905
                                                                        -----------
                                                                            583,673
                                                                        -----------
             CONSUMER, CYCLICAL -- 19.7%
     3,275   Banta Corporation ......................................       130,181
     3,450   Books-A-Million, Inc.* .................................        27,635
     7,600   Brown Shoe Company, Inc ................................       190,456
     5,630   Central Garden & Pet Company* ..........................       172,391
     4,550   Chromcraft Revington, Inc.* ............................        58,240
    10,500   Decoma International, Inc ..............................        85,155
    18,700   Guess?, Inc.* ..........................................       333,047
    12,500   Handelman Company ......................................       255,750
     2,650   J. Alexander's Corporation* ............................        18,100
     1,500   Johnson Outdoors, Inc. - Class A* ......................        29,550
    10,130   Landry's Restaurants, Inc ..............................       276,448
    36,600   Mesa Air Group, Inc.* ..................................       186,660
     1,390   Orleans Homebuilders, Inc.* ............................        31,303
     1,890   Perini Corporation* ....................................        26,951
     6,700   Sharper Image Corporation* .............................       143,715
     3,680   The Ryland Group, Inc ..................................       340,988
    26,800   Trans World Entertainment Corporation* .................       261,836
                                                                        -----------
                                                                          2,568,406
                                                                        -----------
             CONSUMER, NON-CYCLICAL -- 26.7%
       780   American Medical Security Group, Inc.* .................        24,952
     2,500   CCA Industries, Inc ....................................        22,725
     8,900   Corrections Corporation of America* ....................       314,704
     1,180   Department 56, Inc.* ...................................        19,234
     2,150   Dynamex, Inc.* .........................................        37,066
    16,920   Helen of Troy Ltd.* ....................................       460,562
    10,000   Ingles Markets, Inc. - Class A .........................       120,600
     1,070   John B. Sanfilippo & Son, Inc.* ........................        28,034
    17,100   Lance, Inc .............................................       276,165
    12,950   Nash Finch Company .....................................       407,278
     1,680   Nutraceutical International Corporation* ...............        23,671
    19,237   Sanderson Farms, Inc ...................................       643,478
    15,915   Sola International, Inc.* ..............................       303,181
    11,130   The Toro Company .......................................       760,178
     2,050   TRM Corporation* .......................................        39,053
                                                                        -----------
                                                                          3,480,881
                                                                        -----------
             ENERGY -- 8.2%
     1,800   Adams Resources & Energy, Inc ..........................        23,850
     5,100   Giant Industries, Inc.* ................................       123,930
    31,236   Patina Oil & Gas Corporation ...........................       923,649
                                                                        -----------
                                                                          1,071,429
                                                                        -----------

THE JAMES ADVANTAGE FUNDS
THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
====================================================================================
SHARES       COMMON STOCKS -- 99.0% (CONTINUED)                             VALUE
------------------------------------------------------------------------------------
             FINANCIAL -- 10.0%
    13,950   Aaron Rents, Inc .......................................   $   303,552
     1,170   ACE Cash Express, Inc.* ................................        30,467
     3,780   Capital Title Group, Inc ...............................        19,580
    39,450   Ceres Group, Inc.* .....................................       215,003
     7,600   Delta Financial Corporation ............................        66,652
       980   Donegal Group, Inc. - Class A ..........................        18,816
    12,670   FPIC Insurance Group, Inc.* ............................       327,520
    11,420   Irwin Financial Corporation ............................       294,864
     1,280   World Acceptance Corporation* ..........................        29,760
                                                                        -----------
                                                                          1,306,214
                                                                        -----------
             INDUSTRIAL -- 9.3%
     5,100   Briggs & Stratton Corporation ..........................       414,120
    16,825   Lennox International, Inc ..............................       251,366
     1,000   Middleby Corporation ...................................        52,650
    29,000   OMI Corporation ........................................       464,579
       820   Rofin-Sinar Technologies, Inc.* ........................        24,092
                                                                        -----------
                                                                          1,206,807
                                                                        -----------
             TECHNOLOGY -- 16.4%
     8,400   Aviall, Inc.* ..........................................       171,360
     3,800   Catalyst Semiconductor, Inc.* ..........................        22,610
     5,700   Comtech Telecommunications Corporation* ................       154,470
     1,210   ePlus, Inc.* ...........................................        12,658
     6,900   Hutchinson Technology, Inc.* ...........................       184,437
    41,800   Imergent, Inc.* ........................................       355,300
     5,000   John H. Harland Company ................................       156,750
    11,900   MTS Systems Corporation ................................       252,875
     3,200   Optibase Ltd.* .........................................        13,760
     2,800   Schick Technologies, Inc.* .............................        30,660
    10,595   United Industrial Corporation ..........................       348,470
    17,500   WESCO International, Inc.* .............................       424,374
                                                                        -----------
                                                                          2,127,724
                                                                        -----------
             UTILITIES -- 4.2%
    11,600   El Paso Electric Company* ..............................       186,412
     9,800   Golden Telecom, Inc ....................................       279,594
    14,700   TALK America Holdings, Inc.* ...........................        76,881
                                                                        -----------
                                                                            542,887
                                                                        -----------

             TOTAL COMMON STOCKS ....................................   $12,888,021
                                                                        -----------

THE JAMES ADVANTAGE FUNDS
THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
====================================================================================
SHARES       SHORT TERM INVESTMENTS -- 1.1%                                 VALUE
------------------------------------------------------------------------------------
   139,954   First American Treasury Obligations Fund ...............   $   139,954
                                                                        -----------

             TOTAL INVESTMENT SECURITIES -- 100.1%
             (Cost $9,481,876) ......................................   $13,027,975
                                                                        -----------

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) ........       (18,421)
                                                                        -----------

             NET ASSETS -- 100.0% ...................................   $13,009,554
                                                                        ===========

* Non-income producing security.

See accompanying Notes to Schedules of Investments.

THE JAMES ADVANTAGE FUNDS
THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
===================================================================================================
SHARES       COMMON STOCKS -- 67.9%                                                       VALUE
---------------------------------------------------------------------------------------------------
             BASIC MATERIALS -- 6.4%
    10,500   Methanex Corporation .................................................    $   158,235
     4,000   Quanex Corporation ...................................................        205,120
    16,500   Schnitzer Steel Industries, Inc. - Class A ...........................        533,775
                                                                                       -----------
                                                                                           897,130
                                                                                       -----------
             CONSUMER, CYCLICAL -- 13.3%
     9,200   AnnTaylor Stores Corporation* ........................................        215,280
     3,000   AutoZone, Inc.* ......................................................        231,750
     7,000   Barnes & Noble, Inc.* ................................................        259,000
     4,900   CBRL Group, Inc ......................................................        176,792
    10,000   Central Garden & Pet Company* ........................................        306,200
    13,500   Jarden Corporation* ..................................................        492,615
     7,500   The Pantry, Inc.* ....................................................        188,775
                                                                                       -----------
                                                                                         1,870,412
                                                                                       -----------
             CONSUMER, NON-CYCLICAL -- 15.5%
     5,000   Coventry Health Care, Inc.* ..........................................        266,850
     7,000   Fresh Del Monte Produce, Inc .........................................        174,370
    14,000   Helen of Troy Ltd.* ..................................................        381,080
    13,000   Humana, Inc.* ........................................................        259,740
    17,400   Sierra Health Services, Inc.* ........................................        833,981
     3,750   The Toro Company .....................................................        256,125
                                                                                       -----------
                                                                                         2,172,146
                                                                                       -----------
             ENERGY -- 7.2%
     7,896   Apache Corporation ...................................................        395,669
     5,000   Devon Energy Corporation .............................................        355,050
     5,500   Exxon Mobil Corporation ..............................................        265,815
                                                                                       -----------
                                                                                         1,016,534
                                                                                       -----------
             FINANCIAL -- 5.0%
     6,530   RenaissanceRe Holdings, Ltd ..........................................        336,817
    14,250   Rent-A-Center, Inc.* .................................................        368,505
                                                                                       -----------
                                                                                           705,322
                                                                                       -----------
             INDUSTRIAL -- 3.7%
     6,000   Ball Corporation .....................................................        224,580
     4,250   PACCAR, Inc ..........................................................        293,760
                                                                                       -----------
                                                                                           518,340
                                                                                       -----------
             TECHNOLOGY -- 13.9%
     7,000   AO VimpelCom - ADR* ..................................................        761,600
     6,500   Autodesk, Inc ........................................................        316,095
     6,702   Moog, Inc. - Class A* ................................................        243,283
     5,000   Motorola, Inc ........................................................         90,200
     5,000   MTS Systems Corporation ..............................................        106,250
    18,000   WESCO International, Inc.* ...........................................        436,500
                                                                                       -----------
                                                                                         1,953,928
                                                                                       -----------

THE JAMES ADVANTAGE FUNDS
THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
===================================================================================================
  SHARES     COMMON STOCKS -- 67.9% (CONTINUED)                                            VALUE
---------------------------------------------------------------------------------------------------
             UTILITIES -- 2.9%
  10,000     Edison International .................................................    $   265,100
  3,000      TXU Corporation ......................................................        143,760
                                                                                       -----------
                                                                                           408,860
                                                                                       -----------

             TOTAL COMMON STOCKS                                                       $ 9,542,672
                                                                                       -----------

===================================================================================================
PAR VALUE    U.S. GOVERNMENT & AGENCY BONDS -- 20.3%                                       VALUE
---------------------------------------------------------------------------------------------------
$  262,000   Federal Home Loan Bank Discount Note, 10/1/04 ........................    $   261,990
   250,000   Federal Home Loan Mortgage Corporation Discount Note, 12/14/04 .......        249,065
   500,000   Federal National Mortgage Association Discount Note, 1/5/05 ..........        497,400
   100,000   Federal National Mortgage Association Discount Note, 10/27/04 ........         99,870
 1,250,000   U.S. Treasury Bills, 12/23/04 ........................................      1,245,224
   500,000   U.S. Treasury Bills, 3/24/05 .........................................        495,208
                                                                                       -----------
             TOTAL U.S. GOVERNMENT & AGENCY BONDS .................................    $ 2,848,757
                                                                                       -----------

===================================================================================================
  SHARES     SHORT TERM INVESTMENTS -- 2.8%                                                VALUE
---------------------------------------------------------------------------------------------------
   388,840   First American Treasury Obligations Fund .............................    $   388,840
                                                                                       -----------

             TOTAL INVESTMENT SECURITIES -- 91.0%
             (Amortized Cost $9,257,438) ..........................................    $12,780,269

             SEGREGATED CASH WITH BROKERS -- 64.0% ................................      8,992,002

             SECURITIES SOLD SHORT -- (57.6%) (Proceeds $8,098,303) ...............     (8,087,988)

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.6% ........................        365,994
                                                                                       -----------

             NET ASSETS -- 100.0% .................................................    $14,050,277
                                                                                       ===========

* Non-income producing security.

See accompanying Notes to Schedules of Investments.

THE JAMES ADVANTAGE FUNDS
THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
SEPTEMBER 30, 2004 (UNAUDITED)
==================================================================================================
  SHARES     COMMON STOCKS -- 57.6%                                                       VALUE
--------------------------------------------------------------------------------------------------
             BASIC MATERIALS -- 5.9%
     7,225   Apex Silver Mines LTD* ...............................................    $  156,782
     3,150   Bowater, Inc .........................................................       120,298
     9,000   Domtar, Inc ..........................................................       108,361
     4,100   ENSCO International, Inc .............................................       133,947
    11,000   Glatfelter ...........................................................       136,290
     5,000   International Steel Group, Inc.* .....................................       168,500
                                                                                       ----------
                                                                                          824,178
                                                                                       ----------
             CONSUMER, CYCLICAL -- 12.0%
    11,000   99 Cents Only Stores* ................................................       156,530
     7,200   Cablevision Systems New York Group - Class A* ........................       146,016
     4,015   Comcast Corporation - Special Class A ................................       112,099
     5,400   Cox Radio, Inc. - Class A ............................................        80,568
     2,600   Entercom Communications Corporation ..................................        84,916
     5,500   Fairmont Hotels & Resorts, Inc .......................................       150,260
     4,200   Gaylord Entertainment Company ........................................       130,200
     4,200   Kelly Services, Inc ..................................................       112,182
    12,155   Northwest Airlines Corporation .......................................        99,793
    16,500   TiVo, Inc ............................................................       109,230
    13,200   ValueVision Media, Inc. - Class A ....................................       176,748
    16,000   Visteon Corporation ..................................................       127,840
    11,200   Wilsons The Leather Experts, Inc .....................................        58,015
     5,400   WMS Industries, Inc.* ................................................       138,726
                                                                                       ----------
                                                                                        1,683,123
                                                                                       ----------
             CONSUMER, NON-CYCLICAL -- 11.2%
    14,000   Adolor Corporation ...................................................       157,500
     6,900   Amylin Pharmaceuticals, Inc ..........................................       141,588
    14,300   CV Therapeutics ......................................................       178,750
     9,450   DeVry, Inc ...........................................................       195,709
     1,500   Dreyer's Grand Ice Cream Holdings, Inc ...............................       119,956
     3,100   NPS Pharmaceuticals, Inc .............................................        67,519
     7,500   Schering-Plough Corporation ..........................................       142,950
     2,900   Sepracor, Inc ........................................................       141,462
     3,400   Shurgard Storage Centers, Inc ........................................       131,920
    12,400   Tenet Healthcare* ....................................................       133,796
     6,880   Valeant Pharmaceuticals International ................................       165,946
                                                                                       ----------
                                                                                        1,577,096
                                                                                       ----------
             ENERGY -- 5.1%
     8,500   Allegheny Energy, Inc.* ..............................................       135,660
     6,300   Diamond Offshore Drilling ............................................       207,837
     4,800   GlobalSantaFe Corporation ............................................       147,120
     5,000   Pride International, Inc .............................................        98,950
     4,800   Rowan Companies, Inc .................................................       126,720
                                                                                       ----------
                                                                                          716,287
                                                                                       ----------

THE JAMES ADVANTAGE FUNDS
THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
==================================================================================================
  SHARES     COMMON STOCKS -- 57.6% (CONTINUED)                                           VALUE
--------------------------------------------------------------------------------------------------
             FINANCIAL -- 9.5%
     8,500   Brookline Bancorp, Inc ...............................................    $  133,195
     6,300   Capitol Federal Financial ............................................       202,734
    10,150   First Niagara Financial Group, Inc ...................................       135,807
     5,900    Harleysville Group, Inc .............................................       121,894
    16,255   LaBranche & Company, Inc .............................................       137,355
     5,800   Old National Bancorp .................................................       144,072
     3,000   Paychex, Inc .........................................................        90,450
     7,500   Provident Financial Services, Inc ....................................       129,375
     9,800   Sterling Bancshares, Inc .............................................       131,810
     1,500   XL Capital Ltd. - Class A ............................................       110,985
                                                                                       ----------
                                                                                        1,337,677
                                                                                       ----------
             INDUSTRIAL -- 5.7%
    20,600   Ballard Power Systems, Inc ...........................................       152,852
     6,350   EMCOR Group, Inc .....................................................       238,887
    20,500   Exelixis, Inc ........................................................       165,230
     8,200   Kansas City Southern Industries, Inc .................................       124,394
     3,000   Tejon Ranch Company ..................................................       112,950
                                                                                       ----------
                                                                                          794,313
                                                                                       ----------
             TECHNOLOGY -- 8.2%
     7,800   Advanced Fibre Communications, Inc.* .................................       124,020
    11,500   ASML Holding N.V.* ...................................................       148,005
    16,580   Bearingpoint, Inc ....................................................       148,225
    24,950   Exult, Inc ...........................................................       131,237
     4,800   Fei Company ..........................................................        94,848
    11,350   Genesis Microchip, Inc ...............................................       153,225
     5,800   IDT Corporation* .....................................................        84,564
    11,300   iPass Inc ............................................................        67,687
    16,190   Power-One, Inc.* .....................................................       104,911
     7,800   Symbol Technologies, Inc .............................................        98,592
                                                                                       ----------
                                                                                        1,155,314
                                                                                       ----------

             TOTAL COMMON STOCKS (Proceeds $8,098,303) ............................    $8,087,988
                                                                                       ==========

* Non-income producing security.

See accompanying Notes to Schedules of Investments.

THE JAMES ADVANTAGE FUNDS
THE JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
==================================================================================================
  SHARES     COMMON STOCKS -- 96.3%                                                       VALUE
--------------------------------------------------------------------------------------------------
             BASIC MATERIALS -- 5.4%
     1,300   Amerada Hess Corporation* ............................................    $  115,700
     8,100   Monsanto Company .....................................................       295,002
                                                                                       ----------
                                                                                          410,702
                                                                                       ----------
             CONSUMER, CYCLICAL -- 26.1%
     3,375   AnnTaylor Stores Corporation* ........................................        78,975
     4,400   Barnes & Noble, Inc.* ................................................       162,800
     4,400   CVS Corporation ......................................................       185,372
     9,700   Dave & Buster's, Inc.* ...............................................       184,106
     2,400   Dow Chemical .........................................................       108,432
     5,510   Johnson Controls, Inc ................................................       313,022
     4,665   Sears, Roebuck & Company .............................................       185,900
     2,900   The Black & Decker Corporation .......................................       224,576
     7,900   The Gap, Inc .........................................................       147,730
     5,500   The Home Depot, Inc ..................................................       215,600
     7,600   The Pantry, Inc.* ....................................................       191,292
                                                                                       ----------
                                                                                        1,997,805
                                                                                       ----------
             CONSUMER, NON-CYCLICAL -- 4.5%
     9,250   Cendant Corporation ..................................................       199,800
     5,400   Helen of Troy Ltd.* ..................................................       146,988
                                                                                       ----------
                                                                                          346,788
                                                                                       ----------
             ENERGY -- 14.5%
     6,950   Alliance Resource Partners, L.P ......................................       386,907
     3,820   Anadarko Petroleum Corporation .......................................       253,495
     4,000   Exxon Mobil Corporation ..............................................       193,320
     6,515   Marathon Oil Corporation .............................................       268,939
                                                                                       ----------
                                                                                        1,102,661
                                                                                       ----------
             FINANCIAL -- 18.0%
     2,800   Aetna, Inc ...........................................................       279,804
     2,100   Allstate Corporation .................................................       100,779
     1,900   Bear Stearns Companies, Inc ..........................................       182,723
     5,150   CIT Group Inc ........................................................       192,559
     3,900   JP Morgan Chase & Company ............................................       154,947
     3,100   National City Corporation ............................................       119,722
     4,000   Progressive Corporation ..............................................       339,000
                                                                                       ----------
                                                                                        1,369,534
                                                                                       ----------
             INDUSTRIAL -- 12.7%
     3,700   Bunge Ltd ............................................................       147,926
     2,600   Eaton Corporation ....................................................       164,866
     2,325   Magna International, Inc. - Class A ..................................       172,236
     2,550   PACCAR, Inc ..........................................................       176,256
    12,700   WESCO International, Inc.* ...........................................       307,975
                                                                                       ----------
                                                                                          969,259
                                                                                       ----------

THE JAMES ADVANTAGE FUNDS
THE JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS
==================================================================================================
  SHARES     COMMON STOCKS -- 96.3% (CONTINUED)                                            VALUE
--------------------------------------------------------------------------------------------------
             TECHNOLOGY -- 8.0%
     7,950   Hewlett-Packard Company ..............................................    $  149,063
    11,200   Komag, Inc.* .........................................................       155,680
     8,200   Nextel Communications - Class A* .....................................       195,488
     3,700   SanDisk Corporation* .................................................       107,744
                                                                                       ----------
                                                                                          607,975
                                                                                       ----------
             UTILITIES -- 7.1%
    12,400   CenterPoint Energy, Inc ..............................................       128,464
     5,600   Edison International .................................................       148,456
     8,775   Southern Company .....................................................       263,075
                                                                                       ----------
                                                                                          539,995
                                                                                       ----------

             TOTAL COMMON STOCKS ..................................................    $7,344,719
                                                                                       ----------

==================================================================================================
  SHARES     SHORT TERM INVESTMENTS -- 3.7%                                                VALUE
--------------------------------------------------------------------------------------------------
   281,693   First American Treasury Obligations Fund .............................    $  281,693
                                                                                       ----------

             TOTAL INVESTMENT SECURITIES -- 100.0%
             (Cost $6,179,040) ....................................................    $7,626,412

             LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0% ........................          (189)
                                                                                       ----------

             NET ASSETS -- 100.0% .................................................    $7,626,223
                                                                                       ==========

* Non-income producing security.

See accompanying Notes to Schedules of Investments.

THE JAMES ADVANTAGE FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS
================================================================================
SECURITIES VALUATION

Each Fund's equity securities are valued based on market value. If a market quotation for a security is not readily available, if an event occurs after the close of the trading market (but before the Fund calculates its net asset value) that materially affects a security's value, when the Adviser determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Funds may use pricing services to determine market value for securities.

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when James believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

SECURITIES TRANSACTIONS

Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed their custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments.

SHORT SALES AND SEGREGATED CASH

The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. Dividends paid by the Fund in connection with such short sales are recorded as expenses.

All short sales are fully  collateralized.  The Fund maintains the collateral in
segregated   accounts   consisting  of  cash  and/or  high-grade  liquid  assets
sufficient to collateralize the market value of its short positions.

FEDERAL TAX INFORMATION

As of September 30, 2004, The James Advantage Funds had the following federal tax cost resulting in unrealized appreciation as follows:

---------------------------------------------------------------------------------------------
                                                    GROSS           GROSS
                                    FEDERAL       UNREALIZED      UNREALIZED   NET UNREALIZED
                                    TAX COST     APPRECIATION    DEPRECIATION   APPRECIATION
---------------------------------------------------------------------------------------------
Golden Rainbow Fund ...........   $68,079,202     $18,908,245     $(694,966)     $18,213,279
Small Cap Fund ................   $ 9,481,876     $ 4,185,597     $(639,498)     $ 3,546,099
Market Neutral Fund ...........   $17,345,426     $ 4,199,578     $(666,432)     $ 3,533,146
Equity Fund ...................   $ 6,179,040     $ 1,604,275     $(156,903)     $ 1,447,372
---------------------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The James Advantage Funds

By  /s/ Barry R. James
  -------------------------------------
  Barry R. James
  President

Date:  November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Barry R. James
  -------------------------------------
  Barry R. James
  President

Date:  November 29, 2004

By  /s/ Thomas L. Mangan
  -------------------------------------
  Thomas L. Mangan
  Treasurer and Chief Financial Officer

Date:  November 29, 2004

16